21. Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings
Schedule of movements of liabilities reconcile to cash flows arising from financing activities

	2020	2019
Balance as of January 1	2,383	4,773
Changes from financing cash flows
Proceeds from borrowings	0	562
Repayment of borrowings	(2,128)	(3,277)
	(2,128)	(2,715)
Other Changes
Changes in capitalized borrowing costs, net	68	325
	68	325
Balance as of December 31	323	2,383